Transactions with Related Parties - Fabiana Services S.A. and Azara Services S.A. (Details)	41 Months Ended	42 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Fabiana Services S.A. | Consultancy Agreement commencing on February 3, 2013
Related Party Transaction [Line Items]
Consultancy agreement terms in year	5 years
Azara Services S.A. | Consultancy Agreement CEO Services January 2013 | Ocean Rig UDW Inc.
Related Party Transaction [Line Items]
Consultancy agreement terms in year		5 years